Summary of Significant Accounting Policies - Loans receivable, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loan receivables	¥ 64,292	¥ 54,194
Minimum
Debt instrument term	30 days
Maximum
Debt instrument term	5 years